Current assets and liabilities - Prepaid expenses and other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets and liabilities
Prepaid expenses	€ 18,970	€ 22,240
Other current assets	11,510	23,279
Total prepaid expenses and other current assets	30,480	45,519
VAT-related receivables	€ 10,801	€ 14,149